Significant Accounting Policies - Summary of IFRS 16 impacted on Consolidated Statement of Net Income and Balance Sheet (Detail) - BRL (R$)			12 Months Ended
		Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Prepaid expenses			R$ 139,403,000	R$ 115,453,000	R$ 82,656,000
Other-current assets			169,778,000	110,623,000	198,807,000
Non-current assets
Other non-current assets			497,567,000	397,398,000	169,816,000
Right of use assets			7,087,412	4,926,326,000
Property, plant and equipment			1,968,840,000	1,842,239,000	1,880,771,000
Current liabilities
Loans and financing			481,227,000	158,813,000	419,198,000
Lease liabilities			1,585,233,000	1,237,909,000	914,600,000
Accounts payable			1,376,850,000	1,287,661,000	971,750,000
Provision			323,441,000	36,083,000
Non-current liabilities
Loans and financing			3,036,929,000	2,597,313,000	2,159,241,000
Lease liabilities			10,521,388,000	7,681,837,000	6,428,893,000
Deferred income taxes			242,516,000	293,211,000	142,102,000
Provision			1,489,911,000	713,941,000	553,155,000
Other non-current liabilities			215,606,000	326,492,000	422,713,000
Equity
Other comprehensive income			(5,292,000)	(139,281,000)	31,309,000
Accumulated losses			(7,516,393,000)	(5,113,307,000)	(4,435,841,000)
Operating revenue
Cargo and other revenue (f)			534,428,000	386,932,000	1,009,491,000
Operating expense
Depreciation and amortization	[1]		(3,670,884,000)	(1,284,050,000)	(1,063,378,000)
Other operating income (expense)	[1]		(2,013,192,000)	(915,850,000)	(612,194,000)
Financial result
Finance income			72,071,000	74,522,000	128,272,000
Financial expense			(1,329,524,000)	(1,094,828,000)	(1,078,598,000)
Result from related parties transactions, net			(16,959,000)	381,725,000	176,975,000
Foreign currency exchange, net			(391,905,000)	(1,306,063,000)	34,859,000
Income tax
Income tax expenses			2,228,000	11,224,000	(2,875,000)
Net income (loss)			R$ (2,403,086,000)	(635,731,000)	424,513,000
Adjusted [member]
Current assets
Sublease receivable	[2]	R$ 52,278,000		73,671,000	57,768,000
Prepaid expenses		73,504,000		115,453,000	82,656,000
Other-current assets	[3]			110,623,000	198,807,000
Non-current assets
Sublease receivable		361,173,000		288,067,000	308,824,000
Other non-current assets				397,398,000	169,816,000
Property, plant and equipment	[4]	2,121,652,000		1,842,239,000	1,880,771,000
Current liabilities
Loans and financing	[5]	833,413,000		158,813,000	419,198,000
Lease liabilities	[6]	790,819,000		1,237,909,000	914,600,000
Accounts payable		1,054,106,000		1,287,661,000	971,750,000
Provision	[7]			36,083,000
Non-current liabilities
Loans and financing		2,199,128,000		2,597,313,000	2,159,241,000
Lease liabilities		6,242,168,000		7,681,837,000	6,428,893,000
Deferred income taxes	[8]	84,558,000		293,211,000	142,102,000
Provision		478,997,000		713,941,000	553,155,000
Other non-current liabilities		399,566,000		326,492,000	422,713,000
Equity
Other comprehensive income		(45,997,000)		(153,969,000)	(14,688,000)
Accumulated losses		(4,860,354,000)		(5,113,307,000)	(4,435,841,000)
Operating revenue
Cargo and other revenue (f)	[9]			386,932,000	1,009,491,000
Operating expense
Maintenance materials and repairs	[10]			(250,105,000)	(484,156,000)
Depreciation and amortization				(1,284,050,000)	(1,063,378,000)
Other operating income (expense)				(881,416,000)	(576,575,000)
Financial result
Finance income				74,522,000	128,272,000
Financial expense				(1,094,828,000)	(1,078,598,000)
Result from related parties transactions, net				381,725,000	176,975,000
Foreign currency exchange, net				(1,306,063,000)	34,859,000
Income tax
Income tax expenses				(171,581,000)	7,509,000
Net income (loss)				(635,731,000)	424,513,000
Leased aircraft and other assets [member] | Adjusted [member]
Non-current assets
Right of use assets		4,063,048,000		4,926,326,000	4,377,725,000
Maintenance of leased aircraft [member] | Adjusted [member]
Non-current assets
Right of use assets		115,259,000		R$ 632,900,000	R$ 374,384,000
Common shares [member]
Earnings per Share
Basic net income per share			R$ (0.09)	R$ (0.03)	R$ 0.02
Diluted net income per share			(0.09)	(0.03)	0.02
Common shares [member] | Adjusted [member]
Earnings per Share
Basic net income per share				(0.03)	0.02
Diluted net income per share				(0.03)	0.02
Preference shares [member]
Earnings per Share
Basic net income per share			(7.05)	(1.88)	1.35
Diluted net income per share			R$ (7.05)	(1.88)	1.32
Preference shares [member] | Adjusted [member]
Earnings per Share
Basic net income per share				(1.88)	1.35
Diluted net income per share				R$ (1.88)	R$ 1.32
Aircraft And Other Rent [Member] | Adjusted [member]
Operating expense
Other operating income (expense)				R$ (34,434,000)	R$ (35,619,000)
Increase (decrease) due to changes in accounting policy [member]
Current assets
Sublease receivable	[2]	52,278,000		73,671,000	57,768,000
Prepaid expenses		(23,997,000)		(48,376,000)	(27,128,000)
Other-current assets	[3]			(1,091,000)	(418,000)
Non-current assets
Sublease receivable		361,173,000		288,067,000	308,824,000
Other non-current assets				(123,325,000)	(45,891,000)
Property, plant and equipment	[4]	(1,318,328,000)		(1,446,980,000)	(1,444,764,000)
Current liabilities
Loans and financing	[5]	(151,825,000)		(176,238,000)	(149,036,000)
Lease liabilities	[6]	790,819,000		1,237,909,000	914,600,000
Accounts payable		19,789,000		121,370,000	18,216,000
Provision	[7]			36,083,000
Non-current liabilities
Loans and financing		(850,129,000)		(773,658,000)	(762,412,000)
Lease liabilities		6,242,168,000		7,681,837,000	6,428,893,000
Deferred income taxes	[8]	(96,904,000)		(150,683,000)	(184,809,000)
Provision		402,644,000		632,957,000	479,957,000
Other non-current liabilities		21,642,000		5,353,000	79,672,000
Equity
Other comprehensive income		(12,212,000)		(36,645,000)	(3,496,000)
Accumulated losses		(3,116,559,000)		(4,277,093,000)	(3,221,085,000)
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [member]
Operating revenue
Cargo and other revenue (f)	[9]			(96,293,000)	(84,666,000)
Operating expense
Maintenance materials and repairs	[10]			254,372,000	83,988,000
Depreciation and amortization				(959,148,000)	(763,585,000)
Other operating income (expense)				(6,268,000)	(4,078,000)
Financial result
Finance income				33,129,000	33,467,000
Financial expense				(684,621,000)	(554,565,000)
Result from related parties transactions, net				39,642,000	(17,376,000)
Foreign currency exchange, net				(1,111,357,000)	(23,012,000)
Income tax
Income tax expenses				(977,000)	79,189,000
Net income (loss)				(1,056,008,000)	(104,526,000)
Increase (decrease) due to changes in accounting policy [member] | Leased aircraft and other assets [member]
Non-current assets
Right of use assets		4,063,048,000		4,926,326,000	4,377,725,000
Increase (decrease) due to changes in accounting policy [member] | Maintenance of leased aircraft [member]
Non-current assets
Right of use assets		115,259,000		R$ 632,900,000	R$ 374,384,000
Increase (decrease) due to changes in accounting policy [member] | Common shares [member] | IFRS 16 [member]
Earnings per Share
Basic net income per share				R$ (0.05)	R$ 0.00
Diluted net income per share				(0.05)	0.00
Increase (decrease) due to changes in accounting policy [member] | Preference shares [member] | IFRS 16 [member]
Earnings per Share
Basic net income per share				(3.13)	(0.33)
Diluted net income per share				R$ (3.13)	R$ (0.33)
Increase (decrease) due to changes in accounting policy [member] | Aircraft And Other Rent [Member] | IFRS 16 [member]
Operating expense
Other operating income (expense)				R$ 1,475,513,000	R$ 1,146,112,000
As Reported [Member]
Current assets
Prepaid expenses		97,501,000		163,829,000	109,784,000
Other-current assets	[3]			111,714,000	199,225,000
Non-current assets
Other non-current assets				520,723,000	215,707,000
Property, plant and equipment	[4]	3,439,980,000		3,289,219,000	3,325,535,000
Current liabilities
Loans and financing	[5]	985,238,000		335,051,000	568,234,000
Accounts payable		1,034,317,000		1,166,291,000	953,534,000
Non-current liabilities
Loans and financing		3,049,257,000		3,370,971,000	2,921,653,000
Deferred income taxes	[8]	181,462,000		443,894,000	326,911,000
Provision		76,353,000		80,984,000	73,198,000
Other non-current liabilities		377,924,000		321,139,000	343,041,000
Equity
Other comprehensive income		(33,785,000)		(117,324,000)	(11,192,000)
Accumulated losses		R$ (1,743,795,000)		(836,214,000)	(1,214,756,000)
Operating revenue
Cargo and other revenue (f)	[9]			483,225,000	1,094,157,000
Operating expense
Maintenance materials and repairs	[10]			(504,477,000)	(568,144,000)
Depreciation and amortization				(324,902,000)	(299,793,000)
Other operating income (expense)				(875,148,000)	(572,497,000)
Financial result
Finance income				41,393,000	94,805,000
Financial expense				(410,207,000)	(524,033,000)
Result from related parties transactions, net				342,083,000	194,351,000
Foreign currency exchange, net				(194,706,000)	57,871,000
Income tax
Income tax expenses				(170,604,000)	(71,680,000)
Net income (loss)				R$ 420,277,000	R$ 529,039,000
As Reported [Member] | Common shares [member]
Earnings per Share
Basic net income per share				R$ 0.02	R$ 0.02
Diluted net income per share				0.02	0.02
As Reported [Member] | Preference shares [member]
Earnings per Share
Basic net income per share				1.24	1.68
Diluted net income per share				R$ 1.23	R$ 1.64
As Reported [Member] | Aircraft And Other Rent [Member]
Operating expense
Other operating income (expense)				R$ (1,509,947,000)	R$ (1,181,731,000)

[1]	Includes non recurring items consisting of impairment chage and one time costs related to the sublease of 53 E195 totalling R$2,873,157 (Note 1).
[2]	The Company, as a lessor, has reassessed its sublease agreements as finance leases. The leased assets have been de-recognized and a sublease receivables recorded. Under IFRS 16, the revenue recorded for finance leases consists of financial income.
[3]	The Company had deferred sale and leaseback losses which, upon transition, were recognized as a loss at the time of the transaction and corresponding amortization expenses previously recognized under IAS 17 were reversed.
[4]	Finance lease aircraft, previously recognized in property, plant and equipment, are now presented as a right-of-use asset.
[5]	Finance lease liabilities, previously recognized as loans and financing, are now presented as lease liabilities,
[6]	The application of IFRS 16 to leases previously classified as operating leases under IAS 17, resulted in the recognition of right-of-use assets and lease liabilities. As a result, aircraft and other rent expenses have decreased, offset by an increase in depreciation and amortization expense, finance expense and foreign currency exchange expense.
[7]	Costs resulting from maintenance events that will be carried out immediately before the aircraft is returned to lessors (defined as restoration events under IFRS 16), are recognized as provisions from the beginning of the contract, provided that they can be estimated reasonably, against the recognition of a right of use asset, which is depreciated on a straight-line basis over the lease.
[8]	Deferred tax assets are recognized only to the extent that recovery is probable.
[9]	For subleases classified as operating subleases, the Company continues to recognize the right-of-use asset, which continues to depreciate in accordance with the Company’s policy. Sublease revenue is recognized throught the sublease under the heading “Cargo and other revenues”.
[10]	Heavy maintenance and structural checks expenses related to aircraft under operating lease were previously recorded under Maintenance materials and repais expenses. Under IFRS 16, these expenses are capitalized and depreciated.